Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000162574 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class I Shares
Trading Symbol	TTFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 4,760,819,665
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TTFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[2]
Net Assets	$ 4,760,819,665
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014644 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.49%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[3]
Net Assets	$ 5,147,458,124
Holdings Count | Holding	24
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054992 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[4]
Net Assets	$ 4,760,819,665
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054991 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[5]
Net Assets	$ 4,760,819,665
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,760,819,665

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class I Shares
Trading Symbol	TLTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[6]
Net Assets	$ 661,057,279
Holdings Count | Holding	9
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TLTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[7]
Net Assets	$ 661,057,279
Holdings Count | Holding	9
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TLTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[8]
Net Assets	$ 661,057,279
Holdings Count | Holding	9
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
Net Assets	$ 661,057,279
Holdings Count | Holding	9
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$661,057,279

Total number of portfolio holdings	9

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162587 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class I Shares
Trading Symbol	TLLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[10]
Net Assets	$ 8,502,306,499
Holdings Count | Holding	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079549 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TLLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
Net Assets	$ 8,502,306,499
Holdings Count | Holding	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079541 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[12]
Net Assets	$ 10,622,682,795
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TLLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[13]
Net Assets	$ 8,502,306,499
Holdings Count | Holding	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[14]
Net Assets	$ 8,502,306,499
Holdings Count | Holding	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$8,502,306,499

Total number of portfolio holdings	7

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class A Shares
Trading Symbol	TSALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.42%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[15]
Net Assets	$ 274,405,602
Holdings Count | Holding	15
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162593 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class I Shares
Trading Symbol	TSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 274,405,602
Holdings Count | Holding	15
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[17]
Net Assets	$ 274,405,602
Holdings Count | Holding	15
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[18]
Net Assets	$ 274,405,602
Holdings Count | Holding	15
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Aggressive Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[19]
Net Assets	$ 274,405,602
Holdings Count | Holding	15
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$274,405,602

Total number of portfolio holdings	15

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class A Shares
Trading Symbol	TSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[20]
Net Assets	$ 77,087,787
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162596 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class I Shares
Trading Symbol	TSIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.21%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[21]
Net Assets	$ 77,087,787
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162583 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class I Shares
Trading Symbol	TLHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[22]
Net Assets	$ 9,571,527,770
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TLHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[23]
Net Assets	$ 9,571,527,770
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[24]
Net Assets	$ 1,010,507,786
Holdings Count | Holding	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079538 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[25]
Net Assets	$ 9,571,527,770
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[26]
Net Assets	$ 9,571,527,770
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,571,527,770

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162586 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class I Shares
Trading Symbol	TLMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[27]
Net Assets	$ 9,833,756,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Premier Class Shares
Trading Symbol	TLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[28]
Net Assets	$ 9,833,756,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[29]
Net Assets	$ 9,833,756,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2045 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[30]
Net Assets	$ 9,833,756,739
Holdings Count | Holding	7
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$9,833,756,739

Total number of portfolio holdings	7

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class A Shares
Trading Symbol	TSCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$20	0.39%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[31]
Net Assets	$ 325,554,431
Holdings Count | Holding	18
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162594 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class I Shares
Trading Symbol	TLSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[32]
Net Assets	$ 325,554,431
Holdings Count | Holding	18
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Premier Class Shares
Trading Symbol	TLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[33]
Net Assets	$ 325,554,431
Holdings Count | Holding	18
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099413 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[34]
Net Assets	$ 5,499,389,925
Holdings Count | Holding	6
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Retirement Class Shares
Trading Symbol	TSCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[35]
Net Assets	$ 325,554,431
Holdings Count | Holding	18
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Conservative Fund
Class Name	Class R6 Shares
Trading Symbol	TCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[36]
Net Assets	$ 325,554,431
Holdings Count | Holding	18
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$325,554,431

Total number of portfolio holdings	18

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class A Shares
Trading Symbol	TSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$21	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[37]
Net Assets	$ 606,275,283
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162597 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class I Shares
Trading Symbol	TSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.17%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[38]
Net Assets	$ 606,275,283
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Premier Class Shares
Trading Symbol	TSMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[39]
Net Assets	$ 606,275,283
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Class R6 Shares
Trading Symbol	TSIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[40]
Net Assets	$ 606,275,283
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107536 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Moderate Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[41]
Net Assets	$ 606,275,283
Holdings Count | Holding	16
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$606,275,283

Total number of portfolio holdings	16

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162578 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[42]
Net Assets	$ 845,268,745
Holdings Count | Holding	9
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TLIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[43]
Net Assets	$ 845,268,745
Holdings Count | Holding	9
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054994 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[44]
Net Assets	$ 3,877,800,314
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TRILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[45]
Net Assets	$ 845,268,745
Holdings Count | Holding	9
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[46]
Net Assets	$ 845,268,745
Holdings Count | Holding	9
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$845,268,745

Total number of portfolio holdings	9

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162582 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class I Shares
Trading Symbol	TLQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[47]
Net Assets	$ 6,268,822,811
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079534 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TLVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[48]
Net Assets	$ 6,268,822,811
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079533 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TLQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[49]
Net Assets	$ 6,268,822,811
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079535 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[50]
Net Assets	$ 6,268,822,811
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,268,822,811

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014641 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[51]
Net Assets	$ 2,091,974,678
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TCWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[52]
Net Assets	$ 2,091,974,678
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047974 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TCWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[53]
Net Assets	$ 2,091,974,678
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2020 Fund
Class Name	Class I Shares
Trading Symbol	TCWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[54]
Net Assets	$ 2,091,974,678
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,091,974,678

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145614 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[55]
Net Assets	$ 1,011,198,649
Holdings Count | Holding	19
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TLXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[56]
Net Assets	$ 1,011,198,649
Holdings Count | Holding	19
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TLXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[57]
Net Assets	$ 1,011,198,649
Holdings Count | Holding	19
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162601 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2060 Fund
Class Name	Class I Shares
Trading Symbol	TLXHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[58]
Net Assets	$ 1,011,198,649
Holdings Count | Holding	19
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,011,198,649

Total number of portfolio holdings	19

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107526 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class A Shares
Trading Symbol	TSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$21	0.40%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[59]
Net Assets	$ 335,644,628
Holdings Count | Holding	16
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162595 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class I Shares
Trading Symbol	TSGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$10	0.18%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[60]
Net Assets	$ 335,644,628
Holdings Count | Holding	16
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054995 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class A Shares
Trading Symbol	TLRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[61]
Net Assets	$ 407,894,824
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000033272 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Retirement Class Shares
Trading Symbol	TITRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[62]
Net Assets	$ 938,311,090
Holdings Count | Holding	16
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000033271 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class A Shares
Trading Symbol	TIMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[63]
Net Assets	$ 938,311,090
Holdings Count | Holding	16
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000033273 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Managed Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	TIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[64]
Net Assets	$ 938,311,090
Holdings Count | Holding	16
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$938,311,090

Total number of portfolio holdings	16

Portfolio turnover (%)	9%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079577 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Premier Class Shares
Trading Symbol	TPILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[65]
Net Assets	$ 407,894,824
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class I Shares
Trading Symbol	TLRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[66]
Net Assets	$ 407,894,824
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Class R6 Shares
Trading Symbol	TLRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[67]
Net Assets	$ 407,894,824
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Premier Class Shares
Trading Symbol	TSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[68]
Net Assets	$ 77,087,787
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107529 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Class R6 Shares
Trading Symbol	TSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[69]
Net Assets	$ 77,087,787
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[70]
Net Assets	$ 77,087,787
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$77,087,787

Total number of portfolio holdings	17

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162584 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class I Shares
Trading Symbol	TLYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[71]
Net Assets	$ 10,622,682,795
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079540 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TLYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[72]
Net Assets	$ 10,622,682,795
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079539 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TLYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[73]
Net Assets	$ 10,622,682,795
Holdings Count | Holding	9
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$10,622,682,795

Total number of portfolio holdings	9

Portfolio turnover (%)	10%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162581 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class I Shares
Trading Symbol	TLWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[74]
Net Assets	$ 3,031,373,695
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079531 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Premier Class Shares
Trading Symbol	TLWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[75]
Net Assets	$ 3,031,373,695
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079530 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	TLWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[76]
Net Assets	$ 3,031,373,695
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079532 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2020 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[77]
Net Assets	$ 3,031,373,695
Holdings Count | Holding	9
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,031,373,695

Total number of portfolio holdings	9

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class I Shares
Trading Symbol	TCYHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[78]
Net Assets	$ 5,147,458,124
Holdings Count | Holding	24
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Premier Class Shares
Trading Symbol	TCYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.39%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[79]
Net Assets	$ 5,147,458,124
Holdings Count | Holding	24
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	TCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.24%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[80]
Net Assets	$ 5,147,458,124
Holdings Count | Holding	24
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,147,458,124

Total number of portfolio holdings	24

Portfolio turnover (%)	15%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class I Shares
Trading Symbol	TCLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[81]
Net Assets	$ 692,745,611
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Premier Class Shares
Trading Symbol	TCTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$18	0.34%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[82]
Net Assets	$ 692,745,611
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047972 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Class R6 Shares
Trading Symbol	TCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.19%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[83]
Net Assets	$ 692,745,611
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies, except for repurchase agreements.
C000014639 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2010 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$23	0.44%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[84]
Net Assets	$ 692,745,611
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$692,745,611

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class I Shares
Trading Symbol	TCQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[85]
Net Assets	$ 3,393,373,620
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Premier Class Shares
Trading Symbol	TCQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[86]
Net Assets	$ 3,393,373,620
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162585 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class I Shares
Trading Symbol	TLZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[87]
Net Assets	$ 11,125,465,577
Holdings Count | Holding	9
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[88]
Net Assets	$ 11,125,465,577
Holdings Count | Holding	9
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TLZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[89]
Net Assets	$ 11,125,465,577
Holdings Count | Holding	9
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[90]
Net Assets	$ 11,125,465,577
Holdings Count | Holding	9
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$11,125,465,577

Total number of portfolio holdings	9

Portfolio turnover (%)	8%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162575 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class I Shares
Trading Symbol	TFTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[91]
Net Assets	$ 3,877,800,314
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079576 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Premier Class Shares
Trading Symbol	TCLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[92]
Net Assets	$ 3,877,800,314
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	TFTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[93]
Net Assets	$ 3,877,800,314
Holdings Count | Holding	22
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,877,800,314

Total number of portfolio holdings	22

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class I Shares
Trading Symbol	TSFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.31%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.31%	[94]
Net Assets	$ 188,875,840
Holdings Count | Holding	19
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.37%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.37%	[95]
Net Assets	$ 188,875,840
Holdings Count | Holding	19
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TSFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.22%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[96]
Net Assets	$ 188,875,840
Holdings Count | Holding	19
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221705 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$25	0.47%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[97]
Net Assets	$ 188,875,840
Holdings Count | Holding	19
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$188,875,840

Total number of portfolio holdings	19

Portfolio turnover (%)	22%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162590 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[98]
Net Assets	$ 5,499,389,925
Holdings Count | Holding	6
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099415 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[99]
Net Assets	$ 5,499,389,925
Holdings Count | Holding	6
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099414 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[100]
Net Assets	$ 5,499,389,925
Holdings Count | Holding	6
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,499,389,925

Total number of portfolio holdings	6

Portfolio turnover (%)	7%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[101]
Net Assets	$ 335,644,628
Holdings Count | Holding	16
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[102]
Net Assets	$ 335,644,628
Holdings Count | Holding	16
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000107527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifestyle Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[103]
Net Assets	$ 335,644,628
Holdings Count | Holding	16
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$335,644,628

Total number of portfolio holdings	16

Portfolio turnover (%)	11%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221708 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class I Shares
Trading Symbol	TFIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[104]
Net Assets	$ 826,837,969
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Premier Class Shares
Trading Symbol	TFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[105]
Net Assets	$ 826,837,969
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221709 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	TFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[106]
Net Assets	$ 826,837,969
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000221707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2065 Fund
Class Name	Retirement Class Shares
Trading Symbol	TFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[107]
Net Assets	$ 826,837,969
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$826,837,969

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162591 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class I Shares
Trading Symbol	TTRHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.27%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[108]
Net Assets	$ 2,092,261,663
Holdings Count | Holding	19
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099418 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Premier Class Shares
Trading Symbol	TTRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[109]
Net Assets	$ 2,092,261,663
Holdings Count | Holding	19
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099417 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	TTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[110]
Net Assets	$ 2,092,261,663
Holdings Count | Holding	19
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000099416 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2055 Fund
Class Name	Retirement Class Shares
Trading Symbol	TTRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[111]
Net Assets	$ 2,092,261,663
Holdings Count | Holding	19
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$2,092,261,663

Total number of portfolio holdings	19

Portfolio turnover (%)	14%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162580 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class I Shares
Trading Symbol	TLFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[112]
Net Assets	$ 1,010,507,786
Holdings Count | Holding	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079528 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TLFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[113]
Net Assets	$ 1,010,507,786
Holdings Count | Holding	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079527 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TLFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[114]
Net Assets	$ 1,010,507,786
Holdings Count | Holding	9
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$1,010,507,786

Total number of portfolio holdings	9

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000054997 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Retirement Income Fund
Class Name	Retirement Class Shares
Trading Symbol	TLIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[115]
Net Assets	$ 407,894,824
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$407,894,824

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162556 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class I Shares
Trading Symbol	TCHHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[116]
Net Assets	$ 4,577,238,249
Holdings Count | Holding	24
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Premier Class Shares
Trading Symbol	TCHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.40%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[117]
Net Assets	$ 4,577,238,249
Holdings Count | Holding	24
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047976 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	TCRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$13	0.25%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[118]
Net Assets	$ 4,577,238,249
Holdings Count | Holding	24
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014643 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2030 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$26	0.50%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[119]
Net Assets	$ 4,577,238,249
Holdings Count | Holding	24
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$4,577,238,249

Total number of portfolio holdings	24

Portfolio turnover (%)	17%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014640 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[120]
Net Assets	$ 976,016,313
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class I Shares
Trading Symbol	TCNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.33%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[121]
Net Assets	$ 976,016,313
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Premier Class Shares
Trading Symbol	TCFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$21	0.41%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[122]
Net Assets	$ 976,016,313
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047973 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2015 Fund
Class Name	Class R6 Shares
Trading Symbol	TCNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[123]
Net Assets	$ 976,016,313
Holdings Count | Holding	24
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$976,016,313

Total number of portfolio holdings	24

Portfolio turnover (%)	18%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000263982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	TLCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[124]
Net Assets	$ 5,103,960
Holdings Count | Holding	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Retirement Class Shares
Trading Symbol	TRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$18	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[125]
Net Assets	$ 5,103,960
Holdings Count | Holding	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Class I Shares
Trading Symbol	TLICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[126]
Net Assets	$ 5,103,960
Holdings Count | Holding	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263983 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2070 Fund
Class Name	Premier Class Shares
Trading Symbol	TPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[127]
Net Assets	$ 5,103,960
Holdings Count | Holding	5
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,103,960

Total number of portfolio holdings	5

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000047975 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	TCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$14	0.26%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[128]
Net Assets	$ 3,393,373,620
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014642 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2025 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.51%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%	[129]
Net Assets	$ 3,393,373,620
Holdings Count | Holding	24
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,393,373,620

Total number of portfolio holdings	24

Portfolio turnover (%)	19%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162602 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class I Shares
Trading Symbol	TVIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[130]
Net Assets	$ 3,332,810,822
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145617 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Premier Class Shares
Trading Symbol	TVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$13	0.25%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[131]
Net Assets	$ 3,332,810,822
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000014647 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Retirement Class Shares
Trading Symbol	TCLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$25	0.48%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[132]
Net Assets	$ 6,351,183,687
Holdings Count | Holding	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000162559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class I Shares
Trading Symbol	TCZHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$15	0.28%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[133]
Net Assets	$ 6,351,183,687
Holdings Count | Holding	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000079566 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Premier Class Shares
Trading Symbol	TCZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$20	0.38%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[134]
Net Assets	$ 6,351,183,687
Holdings Count | Holding	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000047978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	TCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.23%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[135]
Net Assets	$ 6,351,183,687
Holdings Count | Holding	24
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$6,351,183,687

Total number of portfolio holdings	24

Portfolio turnover (%)	13%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145616 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	TVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$5	0.10%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[136]
Net Assets	$ 3,332,810,822
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000145615 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle Index 2060 Fund
Class Name	Retirement Class Shares
Trading Symbol	TVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$19	0.35%
* The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[137]
Net Assets	$ 3,332,810,822
Holdings Count | Holding	6
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$3,332,810,822

Total number of portfolio holdings	6

Portfolio turnover (%)	6%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.
C000263980 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Retirement Class Shares
Trading Symbol	TLCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$23	0.45%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[138]
Net Assets	$ 5,114,256
Holdings Count | Holding	18
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263978 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Class R6 Shares
Trading Symbol	TLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.20%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[139]
Net Assets	$ 5,114,256
Holdings Count | Holding	18
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263981 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Class I Shares
Trading Symbol	TLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.35%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[140]
Net Assets	$ 5,114,256
Holdings Count | Holding	18
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).
C000263979 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Lifecycle 2070 Fund
Class Name	Premier Class Shares
Trading Symbol	TLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$18	0.35%
* The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[141]
Net Assets	$ 5,114,256
Holdings Count | Holding	18
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of November 30, 2025)

Fund net assets	$5,114,256

Total number of portfolio holdings	18

Portfolio turnover (%)	2%

Holdings [Text Block]	(1) Affiliated investment companies (Underlying Funds).

[1]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[2]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[3]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[4]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[5]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[6]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[7]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[8]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[9]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[10]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[11]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[12]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[13]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[14]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[15]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[16]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[17]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[18]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[19]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[20]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[21]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[22]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[23]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[24]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[25]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[26]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[27]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[28]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[29]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[30]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[31]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[32]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[33]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[34]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[35]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[36]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[37]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[38]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[39]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[40]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[41]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[42]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[43]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[44]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[45]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[46]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[47]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[48]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[49]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[50]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[51]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[52]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[53]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[54]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[55]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[56]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[57]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[58]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[59]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[60]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[61]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[62]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[63]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[64]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[65]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[66]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[67]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[68]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[69]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[70]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[71]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[72]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[73]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[74]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[75]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[76]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[77]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[78]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[79]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[80]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[81]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[82]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[83]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[84]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[85]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[86]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[87]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[88]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[89]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[90]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[91]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[92]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[93]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[94]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[95]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[96]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[97]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[98]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[99]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[100]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[101]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[102]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[103]	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.
[104]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[105]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[106]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[107]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[108]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[109]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[110]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[111]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[112]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[113]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[114]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[115]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[116]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[117]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[118]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[119]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[120]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[121]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[122]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[123]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[124]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[125]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[126]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[127]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[128]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[129]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[130]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[131]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[132]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[133]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[134]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[135]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[136]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[137]	The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for period less than one year.
[138]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[139]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[140]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.
[141]	The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.